Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 24,288,908	$ (94,126,307)	$ (54,783,273)
Less: Net income (loss) from discontinued operations	26,846,018	(90,736,365)	(53,377,622)
Net loss from continuing operations	(2,557,110)	(3,389,942)	(1,405,651)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expenses	48,322	22,122	13,228
Amortization of right of use assets	7,176
Provision for loan losses	2,244,601	2,176,216	565,187
Provision for financial guarantee losses	5,008
Deferred tax expenses	57,674		12,139
Changes in fair value of warrant liabilities	(530,863)	(748,346)
Share-based compensation expenses		306,639
Changes in operating assets and liabilities:
Accounts receivable	(206,442)
Interest and fees receivable	(149,013)	(108,158)	11,580
Other current assets	(289,694)	(308,635)	(41,803)
Advances from customers	(6,702)
Income tax payable	273,589	9,410	(579,719)
Accrued expenses and other liabilities	28,875	475,966	104,088
Net Cash Used in Operating Activities from Continuing Operations	(1,074,579)	(1,564,728)	(1,320,951)
Net Cash (Used in) Provided by Operating Activities from Discontinued Operations	(26,564)	(634,314)	11,218,771
Net Cash (Used in) Provided by Operating Activities	(1,101,143)	(2,199,042)	9,897,820
Cash Flows from Investing Activities:
Loans disbursement to factoring customers	(43,422,881)	(67,258,135)	(7,640,381)
Repayment of loans from factoring customers	107,833,488		4,838,119
Loans disbursement to third parties		(166,256)
Repayment of loans from third parties		1,133,564
Purchases of property and equipment	(833)
Acquisition of a subsidiary	(427,318)
Acquisition of cash from acquired subsidiary	21,442,122
Proceeds from disposal of discontinued operations	504,713
Net Cash Provided by (Used in) Investing Activities from Continuing Operations	85,929,291	(66,290,827)	(2,802,262)
Net Cash Provided by (Used in) Investing Activities from Discontinued Operations	35,765	(301,276)	(12,779,689)
Net Cash Provided by (Used in) Investing Activities	85,965,056	(66,592,103)	(15,581,951)
Cash Flows from Financing Activities:
Proceeds from private placement, net of issuance costs		1,190,000
Proceeds from private placements, deposited in escrow account		500,000
Proceeds from exercise of Series B Warrants		391
Repayments of convertible promissory note			(650,000)
Payments of dividends			(873,600)
Borrowing from a related party	279,020
Proceeds from secured loans	43,422,881	67,258,135
Repayment of secured loans	(107,833,488)
Net Cash (Used in) Provided by Financing Activities from Continuing Operations	(64,131,587)	68,948,526	(1,523,600)
Net Cash (Used in) Provided by Financing Activities from Discontinued Operations	(7,251)	(30,985)	4,068,058
Net Cash (Used in) Provided by Financing Activities	(64,138,838)	68,917,541	2,544,458
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	119,326	(5,150)	126,361
Net increase (decrease) in cash, cash equivalents, and restricted cash in banks	20,844,401	121,246	(3,013,312)
Cash, cash equivalents, and restricted cash in banks at beginning of year	1,301,124	1,179,878	4,193,190
Cash, cash equivalents, and restricted cash in banks at end of year	22,145,525	1,301,124	1,179,878
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax
Noncash investing activities
Acquisition of a subsidiary by issuance of Class B Preferred Shares	31,087,732
Receivable from disposal of discontinued operations	940,829
Right of use assets obtained in exchange for operating lease obligations	$ 615,000